BA3DOCS1/0032472.01

As  filed with the Securities and Exchange Commission on February
28, 1996.
                                       Registration Nos. 33-25716
                                                         811-5697
_________________________________________________________________
___________________________
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
                     ______________________

                           Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.
      X  Post Effective Amendment No.9
                             and/or
REGISTRATION  STATEMENT UNDER THE INVESTMENT TO  COMPANY  ACT  OF
1940
      X  Amendment No. 11
                    THE CHAPMAN FUNDS, INC.
       (Exact Name of Registrant as Specified in Charter)

               401 East Pratt Street, 28th Floor
                   Baltimore, Maryland  21202
            (Address of Principal Executive Offices)

Registrant's  Telephone  Number,  including  Area  Code:    (800)
752-1013

               Nathan A. Chapman, Jr., President
                    The Chapman Funds, Inc.
               401 East Pratt Street, 28th Floor
                   Baltimore, Maryland  21202
            (Name and Address of Agent for Service)

Approximate     Date     of     Proposed     Public      Offering
Continuous

It is proposed that this filing will become effective (check appropriate box)

      X   immediately upon filing pursuant to paragraph (b)

          60 days after filing pursuant to paragraph (a) (1)

          75 days after filing pursuant to paragraph (a) (2)

           on _________________ pursuant to paragraph (b)

          on         pursuant to paragraph (a) (1)

          on         pursuant to paragraph (a) (2)of Rule 485

Registrant has previously registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section
(a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1995 was filed with Securities and Exchange Commission on December 29, 1995.
                          Page 1 of 37
                    Exhibit List on Page 36

                    THE CHAPMAN FUNDS, INC.

              Registration Statement on Form N-1A

                     CROSS REFERENCE SHEET
                    Pursuant to Rule 495(a)
                under the Securities Act of 1933


N-1A Item No.           Location

Part A             Prospectus Caption

Item 1.   Cover Page......................................  Cover
Page

Item    2.     Synopsis..........................................
Fund Expenses

Item 3.   Condensed Financial
      Information...................................... Financial
Highlights

Item 4.   General Description of
               Registrant........................................
Investment Program
                              Other Information -
                              Capital Stock


Item  5.    Management  of the Fund................   Management;
Other
                              Information -
                              Transfer Agent;
                              Dividends and Taxes

Item 6.   Capital Stock and Other
     Securities.........................................    Other
Information -
                              Capital Stock

Item 7.   Purchase of Securities Being
              Offered............................................
Management; Net
                              Asset Value;
                              Purchase of Shares;
                              Exchanges;
                              Redemption of Shares

Item  8.    Redemption or Repurchase.............    Purchase  of
Shares;
                              Exchanges;
                              Redemption of Shares

Item 9.   Pending Legal Proceedings.............  Not Applicable

N-1A Item No.                      Location

Part B                             Statement of Additional
                              Information Caption

Item 10.  Cover Page....................................    Cover
Page

Item  11.  Table of Contents..........................  Table  of
Contents

Item 12.  General Information and
               History...........................................
Not Applicable

Item 13.  Investment Objectives and
               Policies..........................................
Investment Program

Item 14.  Management of the Registrant...... Management

Item 15.  Control Persons and Principal
             Holders  of Securities.....................  Capital
Stock;
                              Principal Holders of
                              Securities

Item 16.  Investment Advisory and Other
                Services.........................................
Management;
                              Independent Auditors

Item  17.  Brokerage Allocation....................     Portfolio
Transactions

Item 18.  Capital Stock and Other
                Securities.......................................
Capital Stock

Item 19.  Purchase, Redemption and
            Pricing of Securities Being
                Offered..........................................
Purchase of Shares; Exchanges;
                              Registration of Shares;
                              Net Asset Value

Item 20.  Tax Status.....................................   Taxes

Item      21.      Underwriters..................................
Management

Item 22.  Calculation of Performance
              Data...............................................
Yield

Item  23.  Financial Statements.....................    Financial
Statements

Part C


Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration
Statement.

                     THE CHAPMAN FUNDS, INC.

                           PROSPECTUS

























                 WORLD TRADE CENTER - BALTIMORE
                401 EAST PRATT STREET, 28TH FLOOR
                   BALTIMORE, MARYLAND  21202
                 (410) 625-9656  (800) 752-1013

                    THE CHAPMAN FUNDS, INC.
                 World Trade Center - Baltimore
               401 East Pratt Street, 28th Floor
                   Baltimore, Maryland 21202

                                     Prospectus February 28, 1996

The Chapman Funds, Inc. (the "Company") is an open-end, diversified management investment company which offers two money market funds (each a "Fund"). Both Funds seek as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. There is no assurance that either Fund's objective will be achieved.

The Chapman US Treasury Money Fund invests solely in short-term direct obligations of the U.S. Government and repurchase agreements collateralized fully by direct obligations of the U.S. Government. It is intended primarily for state and local governments and their authorities and agencies.

The Chapman Institutional Cash Management Fund invests in short-term money market securities, including U.S. Government obligations, commercial paper, bank instruments and repurchase agreements. It is intended primarily for corporations, pension and endowment funds and other institutions.

Investors may purchase or redeem shares in either Fund without charge. Both funds seek to maintain a net asset value of $1 per share. The minimum initial investment for each Fund is $1,000,000. Individuals may not purchase shares in either Fund.

An investment in the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1 per share.

Chapman Capital Management, Inc. is the Funds' investment advisor and manager. It is a subsidiary of The Chapman Co., the only minority controlled full service securities firm headquartered in Maryland. Shares are distributed by The Chapman Co. (the "Distributor").

This Prospectus sets forth concisely the information concerning the Funds that a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated February 28, 1996 containing additional information about the Company and the Funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It may be obtained without charge by writing or calling the Distributor.

                       TABLE OF CONTENTS


          Fund Expenses       2    Redemption of Shares     10
            Financial   Highlights      3     Net   Asset   Value
11
          Investment Program  4    Dividends and Taxes 11
          Management          7    Yield               12
          Purchase of Shares  9    Other Information   12
          Exchanges      10

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          FUND EXPENSES

The following table illustrates the expenses and fees incurred by each Fund. The U.S. Treasury Money Fund expenses and fees set forth in the table are for the period November 1, 1994 to October 31, 1995 and are expressed as a percentage of fiscal 1995 average daily net assets. The Institutional Cash Management Fund expenses and fees are estimated as there was no activity for the period November 1, 1994 to October 31, 1995.


                                      The   Chapman           The
Chapman
                                             US          Treasury
Institutional Cash
                                   Money Fund          Management
Fund

  Shareholder Transaction Expenses:
     Sales load on purchases            None           None
     Sales load on reinvested
     dividends                None           None
     Deferred sales charge              None           None
     Redemption fees                    None           None
     Exchange fees                 None           None

  Annual Fund Operating Expenses:
     Management fee                .50%           .50%
     12b-1 fees                    None           None
     Administration fee                 .10%           .10%
     Other expenses (after reimbursement)         .15%*
 .15%*

     Net Fund Expenses After
     Expense Reimbursement              .75%*               .75%*


*The Advisor has agreed to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) of each Fund in excess of .75% of average daily net assets until December 31, 1996. The Advisor's obligation will be limited to the total of its advisory and administration fees. The actual expenses of The Chapman US Treasury Money Fund prior to reimbursement of expenses was 0.97% of average daily net assets. The actual other expenses of The Chapman US Treasury Money Fund prior to reimbursement of other expenses was .37% of average daily net assets. During fiscal year 1991, the Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity, including subscriptions for purchases of shares, in the Cash Management Fund since that time. However, the Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund prospectus.

Example: The Funds' expenses are illustrated below assuming a hypothetical $1,000 investment, a 5% annual return, and reinvestment at the end of each period. The expense table for the U.S. Treasury Money Fund is based upon net expenses of .75% of average daily net assets through December 31, 1996 and actual expenses, as described above, thereafter. The expense table for The Chapman Institutional Cash Management Fund is based upon net expenses of .75% of average daily net assets for the entire ten year period. Earnings for each Fund would be reduced by operating expenses as follows:


                                   The Chapman         The
Chapman
                                   US Treasury
Institutional Cash
                                   Money Fund          Management
Fund

          One Year                 $  8           $  8
          Three Years                   $ 28           $ 24
          Five Years                    $ 51           $ 42
          Ten Years                $118           $ 93

The purpose of this table is to assist current and prospective stockholders in understanding the various costs and expenses that an investor in the Funds will bear, directly or indirectly. It is only an illustration and should not be considered as representative of actual or expected future performance or expenses. The actual performance and expenses may be greater or less than those shown.


THE CHAPMAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the Company's audited financial statements, the notes thereto, and auditor's report thereon, all of which are included in the Company's Statement of Additional Information.


US TREASURY MONEY FUND      YEAR ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
Period June 1, 1989*
              OCTOBER 31, 1995OCTOBER 31, 1994    OCTOBER 31, 1993OCTOBER 31,
1992         OCTOBER 31, 1991 OCTOBER 31, 1990  to October 31, 1989




Per Share Operating Performance:
 Net asset value, beginning of period      $1.00       $1.00       $1.00       $1.00        $1.00
$1.00                $1.00
Income from Investment Operations:
 Net investment income0.0497    0.0294      0.0241      0.0315      0.0619      0.0705       0.0318
Distributions:
 From net investment income     0.0497      0.0294      0.0241      0.0315      0.0619       0.0705
0.0318
 Net asset value, end of period$1.00       $1.00       $1.00       $1.00       $1.00        $1.00
$1.00
Total Return          5.09%     3.04%       2.44%       3.20%       6.37%       7.28%        3.22%**
Ratios/Supplemental Data:
 Net Assets, end of period (000 omitted)$34,371      $20,011    $23,515     $33,002      $12,229
$29,034            $37,330
Ratios to Average Net Assets:
 Expenses ****        0.75%     0.75%       0.75%       0.75%       0.75%       0.74%        0.27%**
 Net investment income5.02%     2.94%       2.41%       3.15%       6.19%       6.97%        2.97%**
 Expenses Prior to Reimbursement by Advisor 0.97%       1.12%       1.15%       1.02%        1.13%
1.05%                 0.38%**





INSTITUTIONAL CASH MANAGEMENT FUND***
                 YEAR ENDED YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDEDPeriod June 1,
1989*
              OCTOBER 31, 1995OCTOBER 31, 1994    OCTOBER 31, 1993OCTOBER 31,
1992          OCTOBER 31, 1991OCTOBER 31, 1990  to October 31, 1989


Per Share Operating Performance:
 Net asset value, beginning of period      --          --          --          --           $1.00
$1.00               $1.00
Income from Investment Operations:
 Net investment income         --          --          --          --           0.0697       0.0762
0.0340
Distributions:
 From net investment income    --          --          --          --           0.0697       0.0762
0.0340
Net asset value, end of period --          --          --          --          $1.00        $1.00
$1.00
Total Return        --         --          --          --           7.20%       7.89%        3.45%**
Ratios/Supplemental Data:
 Net assets, end of period (000 omitted)   --          --           --           --           --
$25,000        $25,000

Ratios to Average Net Assets:
 Expenses ****      --         --          --          --           0.75%       0.74%        0.28%**
 Net investment income         --          --          --          --           6.97%        7.55%
2.36%**
 Expenses Prior to Reimbursement by Advisor--          --          --          --            1.14%
1.14%                0.41%**

* Commencement of Operations.
**These amounts have not been annualized.
***During fiscal year 1991, The Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity in The Institutional Cash Management Fund since that time.
**** Chapman Capital Management, Inc. (the "Advisor") agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .75% of average daily net assets on an annual basis.


                       INVESTMENT PROGRAM

Investment Objectives

The Chapman US Treasury Money Fund seeks as high a level of current income as is consistent with maximum safety of principal and maintenance of liquidity. It will invest solely in US Treasury securities and repurchase agreements collateralized fully by such securities. It is considered diversified under the Investment Company Act of 1940.

The Chapman Institutional Cash Management Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. To achieve its objectives, it will invest in a diversified portfolio of high quality,
domestic       government,      bank      and      commercial       money-market
instruments.

Investments

The money-market instruments in which the Funds may invest are described below. The Chapman US Treasury Money Fund will invest only in US Treasury securities and repurchase agreements collateralized fully by US Treasury securities.

Each Fund will invest only in securities that mature in 397 days or less and will maintain a dollar-weighted average maturity of
90 days or less. Both Funds have a policy of maintaining a net asset value of $1 per share, but there is no assurance they will be able to do so at all times.

The Chapman Institutional Cash Management Fund will limit its portfolio investments to U.S. dollar-dominated instruments that its Board of Directors determines present minimal credit risk (based on factors in addition to the rating assigned to the security by the rating agency) and which are eligible securities (as defined in Rule 2a-7 under the Investment Company Act of
1940) at the time of acquisition. Eligible securities include those rated in one of the two highest rating categories for short-
term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. Eligible securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors.

At least 95% of the total assets of The Chapman Institutional Management Fund will be invested in eligible securities which are first tier securities (as defined in Rule 2a-7). First tier securities include eligible securities rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. First tier securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors. The Chapman Institutional Cash Management
Fund may invest up to 5% of its total assets in eligible securities which are not first tier securities, but not more than
the   greater   of   1%   of   its   total   assets   or   $1,000,000   may   be
invested   in   eligible  securities  of  any  issuer  which   are   not   first
tier securities.

The Chapman Institutional Cash Management Fund will not invest more than 5% of its total assets in securities (other than government securities) issued by a single issuer, although it may do so for up to three business days. The limitations in this
paragraph     and    the    preceding    one    apply    to    the    securities
underlying a repurchase agreement, rather than to the counterparty to the repurchase agreement.

Government    Securities   are   marketable   securities   which   are    direct
obligations   of   or   are   guaranteed  by  the   U.S.   Government   or   its
agencies or instrumentalities.

US Treasury bills, notes and bonds are direct obligations of the U.S. Government. Treasury bills mature in one year or less, Treasury notes mature in one to ten years and Treasury bonds mature after more than ten years. The Funds will invest in Treasury bills, notes and bonds having a maturity or remaining maturity of one year or less.

Bank instruments are limited to certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a bank, savings bank or savings and loan association against deposited funds which is either interest-bearing or purchased on a discount basis. Certificates of deposit may have variable interest rates which are periodically adjusted prior to maturity based upon a designated market rate.

A   bankers'   acceptance  is  a  time  draft  drawn  on   a   commercial   bank
usually   by   a   commercial   borrower  in   connection   with   international
commerce. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at face amount at maturity, usually within six months.

A   fixed   time  deposit  is  an  obligation  of  a  bank,  savings   bank   or
savings    and    loan   association   which   is   payable    at    a    stated
maturity   date   and   bears  a  fixed  rate  of  interest.    Although   fixed
time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. The Chapman Institutional Cash Management Fund will not invest more than 10% of its net assets in fixed time deposits having a maturity of more than seven days and other securities which are not readily marketable.

The Chapman Institutional Cash Management Fund will invest in instruments of U.S. banks, savings banks and savings and loan associations having total assets of at least $1 billion and in dollar-denominated instruments of U.S. branches of foreign banks,
if   the   foreign   bank  has  total  assets  of  at  least   $1   billion   or
the equivalent in other currencies. Although obligations of savings banks and savings and loan associations and U.S. branches of foreign banks may be higher yielding than obligations of U.S. banks, investment in these obligations may involve greater risk.
These risks may include less extensive regulation, supervision and examination of, and limited public availability of information concerning, U.S. branches of foreign banks. Obligations of U.S. branches of foreign banks may be limited obligations of the U.S. branches and may not necessarily be insured by the Federal Deposit Insurance Corporation.

Obligations of U.S. Government agencies and instrumentalities are not obligations of the U.S. Government, although in some cases payment of interest and principal on these obligations is guaranteed by the U.S. Government. Examples of these securities include those issued by or guaranteed by the Government National Mortgage Association, the Export-Import Bank, The Federal Farm Credit System, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

There is no limitation on the portion of the assets of The Chapman Institutional Cash Management Fund which may be invested in obligations of U.S. banks. Not more than 5% of its total assets may be invested in obligations of savings banks and
savings   and   loan  associations  and  not  more  than  25%   of   its   total
assets    may    be    invested   in   obligations   of   U.S.    branches    of
foreign banks.

Commercial    Instruments    are   short-term   unsecured    promissory    notes
issued by corporations to finance their short-term credit needs, usually sold at discount with a maturity of less than nine months. The Fund may invest in commercial instruments which are issued under Section 4(2) of the Securities Act of 1933 and are restricted as to disposition. The Fund will not invest more than 10% of its net assets in such instruments and other securities which are not readily marketable.

Floating and Variable Rate Obligations include obligations issued by or guaranteed by agencies or instrumentalities of the U.S. Government, certificates of deposit and commercial instruments. The rates on these instruments vary with changes in a specified market rate or index, such as the prime rate, and at specified intervals. Instruments of this type having maturities exceeding 397 days may be purchased and will be treated as having a maturity of less than one year if the conditions of Rule 2a-7 under the Investment Company Act of 1940 are satisfied.

The Chapman Institutional Cash Management Fund will purchase floating and variable rate obligations of issuers which meet the requirements described previously. Certain floating and variable rate obligations carry a demand feature that would permit the holder to tender them back to the issuer or to a remarketing agent prior to maturity, in most cases upon notice of seven days or less. If the notice period exceeds seven days, the Board of Directors will monitor on an ongoing basis the liquidity of the demand instrument. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between
the   date   the   Fund  elects  to  demand  payment  and   the   date   payment
is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement approved by the Company between that bank and the Fund's custodian.

Repurchase Agreements involve the acquisition of an underlying U.S. Government obligation, subject to an obligation of the seller to repurchase, and the Fund to resell the instrument at an agreed time and price. The Chapman US Treasury Money Fund will only enter into repurchase agreements collateralized fully by US Treasury securities. The resale price will reflect an agreed upon market rate effective for the period of time the Fund's money will be invested in the security and may not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security (reduced by the transaction costs, including loss of interest, that the Fund reasonably could expect to incur if the seller defaults) will at least be equal to the resale price provided in the repurchase agreement, and, in the case of repurchase agreements exceeding one day, the seller will agree that the value of the underlying security, as similarly reduced, will on each day at least be equal to the resale price provided in the repurchase agreement. The Advisor will monitor compliance with this requirement on an on-going basis. Repurchase agreements entered into by the Funds will generally have a term of not more than seven days from purchase, although the underlying securities may have longer terms.

The Funds will enter into repurchase agreements only with primary dealers in U.S. Government securities or with U.S. banks with total assets of at least $1 billion. The Funds will consider on an ongoing basis the credit worthiness of the institutions with which they enter into repurchase agreements. If the seller under a repurchase agreement fails to repurchase the obligation in accordance with the agreement, the Fund could experience losses that may include possible decline in the value of the underlying security during the period the Fund seeks to enforce its rights, additional expenses, possible loss of income or proceeds of the repurchase, and possible delay in the disposition of the underlying security pending court action. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, collateralized by the underlying securities.

Reverse    Repurchase    Agreements    involve    the    sale    of    portfolio
securities   and   an   agreement  to  repurchase  them  from   the   buyer   at
a   particular   date   and  price.   The  Chapman  US   Treasury   Money   Fund
will not enter into reverse repurchase agreements. The Chapman Institutional Cash Management Fund will use reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating portfolio securities during adverse market conditions when the income on the portfolio securities which would otherwise be liquidated to meet redemptions is greater than the interest
expense     incurred     as    a    result    of    the     reverse     purchase
transactions.

When   The   Chapman   Institutional  Cash  Management  Fund   enters   into   a
reverse repurchase agreement, its Custodian will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest). The Fund will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund and the use of reverse repurchase agreements is considered a form of leveraging under the Investment Company Act of 1940. Reverse repurchase agreements may involve the risk that the market value of the securities sold may decline below the price at which the Fund is obligated to repurchase. The Fund will enter into reverse repurchase agreements only with primary dealers in U.S. Government securities.

Investment Limitations

The Funds may not issue senior securities, borrow money or pledge or mortgage their assets, except as described below. The Funds may borrow money from banks for temporary purposes in amounts up to 25% of the current value of their total assets. The Chapman Institutional Cash Management Fund may enter into reverse repurchase agreements in accordance with its investment policies for temporary purposes and in amounts that combined with bank borrowings do not exceed 25% of the current value of its total assets. A Fund will not purchase additional portfolio securities while borrowings and reverse repurchase agreements exceed 5% of the Fund's total assets. The Funds may not lend money or
securities    except    to    the    extent    that    investments    may     be
considered loans.

Because   The   Chapman   US   Treasury  Fund   will   invest   only   in   U.S.
Treasury       securities,      and      repurchase       agreements       fully
collateralized   by   U.S.   Treasury   securities,   it   will    not    invest
more than 25% of its assets in investments in any industry. The Chapman Institutional Cash Management Fund may not invest more than 5% of the current value of its total assets in any one
issuer,    except    the    U.S.    Government    and    its    agencies     and
instrumentalities,   and   may   not   invest   more    than    25%    of    the
current value of its total assets in securities of issuers conducting their principal business activities in the same industry. The Chapman Institutional Cash Management Fund reserves freedom of action to invest more than 25% of its assets in obligations of domestic branches of domestic banks. There is no limit on the portion of the Fund's assets which may be invested in obligations of U.S. banks. The Fund may not invest more than 5% of its total assets in obligations of savings banks and savings and loan associations and not more than 25% of its total assets in obligations of U.S. branches of foreign banks.

Neither Fund may invest more than 10% of its net assets in securities that are not readily marketable, including securities restricted as to disposition under the Securities Act of 1933, repurchase agreements having maturities of more than seven days, fixed time deposits subject to withdrawal penalties having
maturities   of   more  than  seven  days  and  floating   and   variable   rate
obligations   if   the   demand   feature  has   a   notice   period   of   more
than seven days.

The    Chapman   US   Treasury   Money   Fund's   investment   objectives    and
its    policy    of   limiting   investments   to   U.S.   Treasury   securities
and repurchase agreements fully collateralized by U.S. Treasury securities, and the investment policies and limitations of both Funds set forth in the preceding paragraphs under this caption are fundamental policies that may be changed only with stockholder approval.

Additional      information      concerning      the      Funds'      investment
activities     is     provided     in    the     Statement     of     Additional
Information.

                           MANAGEMENT

Board of Directors

The   Company   is   managed   by  its  Board  of   Directors.    All   of   the
directors are members of minority groups. The Board of Directors approves all significant agreements between each Fund and persons who furnish services to the Fund, including the Fund's agreements with the Advisor and the Distributor. The Board of Directors delegates to the Company's officers and the Advisor responsibility for day-to-day operations of the Funds. All of the officers of the Company are directors, officers or employees of the Advisor or the Distributor.

The Advisor

Chapman Capital Management, Inc. was registered as an investment advisor under the Investment Advisers Act of 1940 in August 1988. The Advisor is responsible for supervision and management of the
Funds'    operations    and    formulation    and    implementation    of    the
Funds' investment policies. It is also responsible for administration of the Funds, including executive management, office facilities and administrative services.

The Advisor has acted as investment advisor to the Funds since May 1989. Prior to May 1991 the Advisor delegated its investment advisory and management responsibilities to others. Since May
1991 the Advisor has provided these services to the Funds. The Advisor does not have other experience in managing investment companies.

The Advisor receives from each Fund an advisory fee at an annual rate of .5% of each Fund's average daily net assets and an administration fee of .1% of each Fund's average daily net assets. Both fees are calculated daily and paid monthly.

The Advisor is a wholly-owned subsidiary of The Chapman Co., the Funds' distributor. The Chapman Co. is the only minority controlled full service securities firm headquartered in Maryland. It has qualified as a minority business enterprise under various state and municipal regulations. Nathan A. Chapman, Jr. owns 63% of the equity and has the right to cast 71% of the votes entitled to be cast by stockholders of The Chapman
Co. The Advisor's address is World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

The Distributor

The   Chapman   Co.  is  the  exclusive  distributor  for  each  Fund.   It   is
a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Chapman Co. processes investor purchase and redemption orders, responds to inquiries from stockholders of the Funds concerning their accounts and the Funds' operations and communicates with the Company and the Transfer Agent on behalf of the Funds'
stockholders.     The    Distributor    does    not    receive    a    fee    or
reimbursement of expenses from the Funds or their stockholders in connection with sales of the Funds' shares. The Advisor may make payments to the Distributor and the Distributor may make payments to other broker-dealers in connection with the sale of Fund shares.

Expenses

The   Advisor   bears   all  expenses  in  connection   with   the   performance
of its advisory and administrative services. The Fund bears all other expenses incurred in its operations. These include the
Advisor's management and administration fees, taxes, fees of its directors who are not officers, costs of directors meetings, fees payable to the Securities and Exchange Commission, state securities qualification fees, costs of preparing and printing prospectuses for existing stockholders, fees and expenses of the Custodian and Transfer Agent, certain insurance costs, costs of the Company's membership in the Investment Company Institute, auditing and legal expenses, costs of stockholder reports and meetings, and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase and sale of portfolio securities. Expenses which are not attributable solely to one of the Funds are allocated between them in proportion to the net assets of each Fund. All expenses were borne by the U.S. Treasury Money Fund in fiscal year 1995 as The Cash Management Fund had no activity during the year.

The Advisor has agreed to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) of each Fund in excess of .75% of average daily net assets until December 31, 1996. The Advisor's obligation will be limited to the total of its advisory and administration fees.

Brokerage

The   Chapman   Co.   may   effect   brokerage  transactions   for   the   Funds
in   compliance   with   the   requirements  of  the  Investment   Company   Act
of 1940.

                       PURCHASE OF SHARES

Shares of each Fund are sold without sales charge by the Distributor at net asset value, normally $1 per share, on each day the New York Stock Exchange is open for business. The
Chapman   US   Treasury   Money   Fund   is   intended   primarily   for   state
and local governments and their authorities and agencies. The Chapman Institutional Cash Management Fund is intended primarily for corporations, pension and endowment funds and other institutions. Fund shares may not be purchased by individuals. The minimum initial investment for each Fund is $1,000,000. There is no minimum for subsequent purchases. The initial investment must be accompanied by an Application. The Company reserves the right to reject any purchase order.

Each Fund's shares are sold at the net asset value per share of the Fund next determined after an order is accepted by Chapman Capital Management, Inc. ("The Transfer Agent") and federal funds are received by the Transfer Agent. Stockholders begin earning dividends on the day following the day on which the purchase order for the shares is effective; provided, however, that if the investor notifies the Fund by 12:00 p.m. (Eastern Time) of its intention to wire payment and such wire payment is received by the Transfer Agent by 4:00 p.m. (Eastern Time) the same day,
stockholders   begin   earning   dividends  on   the   same   day   the   shares
are purchased.

Shares   of   each   Fund  may  be  purchased  by  telephone   and   bank   wire
as follows:
               (a) For an initial investment, an account number should be obtained by calling the Transfer
               Agent       at      (800)      752-1013.       The      following
               information will be required: the name of the fund, the name and address in which the account will be registered, tax identification number, the amount being wired and the identity of the wiring bank.

               (b) For additional investments, the Transfer Agent should be advised by telephone of the name of the fund, the name of the account, account number, the amount of the investment and the identity of the wiring bank.

               (c) In either case, the investor's bank should wire federal funds to the Transfer Agent.
               The   name   of   the   fund,  the  name  of  the   account   and
               account number of the investor should be included in the wire. An investor's bank may impose a charge for this service.

Shares may also be purchased by mail as follows:

               (a) For initial investment, the Funds' Application must be completed and signed.
               (b)          A   check   should   be   made   payable   to    The
               Chapman     Funds.      (indicate     the     name     of     the
               particular fund)
               (c) The Application and the check should be sent to The Chapman Funds at the address set forth on the cover page of this Prospectus.

Investors may purchase shares through registered broker-dealers. Broker-dealers not affiliated with the Company or the Advisor may charge a fee for processing orders on behalf of their customers. Shares may be purchased from the Funds without payment of fees.

Federal funds are monies held by a commercial bank on deposit in one of the U.S. Federal Reserve branch banks. Dealers in the securities in which the Funds will invest usually require immediate payment in federal funds. Since a payment for the purchase of shares cannot be invested until it is converted into and available in federal funds, it must be so available before a share purchase order can be considered effective.

If    payment    is   transmitted   by   check,   an   order   will    not    be
effective   until   received   by   the  Transfer   Agent   and   converted   to
federal funds, normally within one business day for checks drawn on a member of the Federal Reserve System. It would take longer for most other checks. A request for redemption of shares purchased by check will not be effective, and the redemption proceeds will not be available, until the check has cleared, which may take up to 15 days. During this period the shares will continue to accrue dividends.

All   purchases   of   Fund  shares  will  be  credited   to   the   stockholder
in    an    account   maintained   for   the   stockholder   by   the   Transfer
Agent in full and fractional shares of the Fund (rounded to the nearest 1/1000th of a share). A monthly statement of account will be mailed to the stockholder within five business days after the end of each month.

                            EXCHANGES

Shares of one Fund may be exchanged for shares of the other Fund. An exchange may be made by telephone to the Transfer Agent at
(800)752-1013 if the exchange is to an existing account and both accounts are registered in the same name. Information concerning exchanges in other circumstances is included in the Statement of Additional Information and may be obtained by telephone from the Distributor or the Transfer Agent. An exchange of shares will be
effected   at   the   net  asset  value  per  share  of  each   Fund,   normally
$1 per share, next determined after receipt by the Transfer Agent of a request for exchange and any required documentation.

During   times   of   drastic   economic  or  market   changes,   the   exchange
privilege    may    be    difficult   to   implement.    A    stockholder    may
prefer to use express mail or commercial delivery.

An   exchange   of   shares  is  treated  for  federal   income   tax   purposes
as   a   redemption   of   the  exchanged  shares  and   a   purchase   of   the
shares   received.    A   capital  gain  or  loss  may  be   realized   on   the
transaction.

Exchanges   will   be   required   to  meet  the  minimum   initial   investment
requirement   of   each   Fund.    There  is  no   charge   for   an   exchange.
The Funds will give stockholders at least 60 days' prior notice if the exchange privilege is modified or terminated.

                      REDEMPTION OF SHARES

Investors may request redemption of shares at any time and the shares will be redeemed at the next determined net asset value,
normally   $1   per   share.    No   charges   are   made   when   shares    are
redeemed.

Shares    may   be   redeemed   by   telephone   or   by   wiring   instructions
(which must include the stockholder's name and account number) to the Transfer Agent. Telephone requests should be made to the telephone number set forth on the cover page of this Prospectus.
Wire    instructions    should   be   sent   to   the    Transfer    Agent    by
facsimile    to    the   number   provided   by   the   Shareholder    Servicing
Representative.

Payment   will   be   made   by  the  Transfer  Agent   to   the   stockholder's
bank account at any commercial bank designated by the stockholder in the Application, or by check payable to the stockholder and mailed to the address specified in the Application. There is currently no charge to a stockholder for a wire transfer.

The   Transfer   Agent   will,  at  the  request   of   stockbrokers   who   are
approved by the Company and who act as agents for stockholders in effecting redemptions, wire redemption proceeds to the broker's bank account for credit to the stockholder if the stockholder has designated the broker's bank account for receipt of such payment in the Application. Brokers may charge a fee for this service.

Shares   may  also  be  redeemed  by  mail,  and  must  be  redeemed   by   mail
when the proceeds are not to be sent to the stockholder at the address set forth in the Application, or wired to the stockholder's bank account designated in the Application. Information concerning procedures for redeeming shares in these circumstances is set forth in the Statement of Additional
Information and can be obtained by telephone from the Distributor or the Transfer Agent.

Redemptions of a Fund's shares will be made at the net asset value per share of the Fund, normally $1 per share, next determined after receipt by the Transfer Agent of a redemption request in proper form, including all required documentation. Although each Fund attempts to maintain a constant net asset value of $1 per share, if it should be unable to do so, the
proceeds   of   redemption   may  be  more  or  less  than   the   stockholder's
cost.

The   Funds   will   attempt  to  make  payment  for  all   redemptions   within
one business day, but in no event later than seven days after receipt of a redemption request in proper form. The Funds may suspend redemptions or postpone payment for more than seven days when permitted or required by law to do so.

For    redemption   requests   received   prior   to   12:00    p.m.    (Eastern
time) on any business day, the redemption proceeds normally will be available for payment to the shareholder on the same day. For redemption requests received after 12:00 p.m. (Eastern time), redemption proceeds will be available for payment to the shareholder on such next business day.

The Funds will not effect redemptions and will not mail redemption proceeds until checks received in payment for shares purchased have cleared, which may take up to 15 days. This provision will apply to certified and cashier's checks. During this period shares will continue to accrue dividends.

                         NET ASSET VALUE

The net asset value of shares of each Fund is determined each day as of the close of trading on The New York Stock Exchange, presently 4:00 p.m. (Eastern Time). The New York Stock Exchange
is scheduled to be open Monday through Friday throughout the year except for certain Federal and other holidays. Net asset value per share of a Fund is calculated by adding the value of all securities, cash and other assets of the Fund, subtracting the liabilities, and dividing the result by the number of shares outstanding. Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value. Both Funds use the amortized cost method to value portfolio securities and seek to maintain a constant net asset value of $1 per share. The Funds may not be successful in maintaining a $1 net asset value at all times.

                       DIVIDENDS AND TAXES

All of the net income of each Fund is declared as a dividend daily and paid monthly. Stockholders will be credited with a
dividend   on   the  business  day  on  which  the  purchase   order   for   the
shares is effective, provided that the investor notifies the Transfer Agent of its intention to invest by 12:00 p.m., and wire payment is received by 4:00 p.m., and continues to earn dividends through the day before the redemption order becomes effective, for redemption requests received prior to 12:00 p.m. Dividends are paid in additional shares of the Fund unless the investor has elected prior to the payment date to receive cash.

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Funds will not be subject to federal income taxes on income distributed to their stockholders. Stockholders, unless exempt, will pay federal income taxes on dividends paid by the Funds, whether received in cash or reinvested in additional shares. The
Funds will notify stockholders annually of the federal income tax consequences of distributions made by the Funds.

Each   Fund  will  be  subject  to  a  4%  nondeductible  excise  tax   to   the
extent the Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund intends to make sufficient distributions to avoid application of this excise tax.

                              YIELD

From    time   to   time   the   Funds   may   advertise   or   make   available
information as to their "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" refers to the income generated by an investment in a Fund over a seven-day period. The period covered will be included in advertisements or other publications. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield"
is calculated similarly except that, when annualized, the income earned by the Funds is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

                        OTHER INFORMATION

Capital Stock

The Company was incorporated in Maryland on November 22, 1988. It is an open-end, diversified management investment company under the Investment Company Act of 1940. The Company is authorized to issue The Chapman US Treasury Money Fund shares and
The Chapman Institutional Cash Management Fund shares. The Company's Board of Directors has authority under Maryland Law to increase the number of authorized shares and under the Company's charter to authorize additional classes of stock without stockholder approval. All shares of each Fund, when issued, will be fully paid and nonassessable.

All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

The Company is not required under Maryland law to hold annual meetings of stockholders for the election of directors and currently does not intend to do so. Stockholders have the right
to   call   for  a  meeting  to  consider  the  removal  of  one  or   more   of
the Company's directors if the request is made in writing by the holders of at least 10% of the Company's outstanding voting securities. The Company will assist in calling the meeting as required under the Investment Company Act of 1940.

On January 31, 1996 the Birmingham Fund owned 36%, City of Philadelphia owned 16%, Maryland Teachers & State Employees Supplemental Retirement Agency owned 8%, the State of Mississippi
owned   8%,   Bank   of   New  York  as  Trustee  for  Prince   Georges   County
owned 7%, and the Alabama State University, Invesco MIM, Howard County, the Wisconsin Housing Economic Development Authority, First National Bank as Trustee for Prince George's County, the
City of Baltimore, the State of Maryland, the City of Chicago, the School District of Philadelphia, the Birmingham Retirement and Relief System, the Retirement Plan for the Employees of the
Water Works and Sewer Board of the City of Birmingham, and the Amended and Restated Industrial Water

Board    Employees'   Retirement   and   Relief   Plan   owned   the   remaining
shares of the Chapman U.S. Treasury Money Fund. There were no shares of The Chapman Institutional Cash Management Fund outstanding on that date or during the period November 1, 1994 through October 31, 1995.

Stockholders   of   record   will   receive   unaudited   semi-annual    reports
and   an   annual   report   containing   financial   statements   audited    by
independent auditors.

Stockholder Inquiries

Investors   may   write  or  call  the  Distributor  or   the   Transfer   Agent
at   the   addresses  and  telephone  numbers  on  the  front  cover   of   this
Prospectus with any  questions relating to their investment.

Custodian

United   Missouri   Bank,   KC,  928  Grand  Avenue,   Kansas   City,   Missouri
64141-6226,     serves    as    custodian    for    the     Funds'     portfolio
securities.

Transfer Agent

Chapman Capital Management, Inc., 401 East Pratt Street, 28th
Floor, Baltimore, Maryland 21202, serves as transfer agent and dividend paying agent for the Funds' shares.

                     THE CHAPMAN FUNDS, INC.

                           PROSPECTUS

                       February 29, 1996







  Investment Advisor, Transfer Agent and Dividend Paying Agent

                CHAPMAN CAPITAL MANAGEMENT, INC.
                 World Trade Center - Baltimore
               401 East Pratt Street, 28th Floor
                   Baltimore, Maryland  21202


                           Custodian

                    UNITED MISSOURI BANK, KC
                        928 Grand Avenue
               Kansas City, Missouri  64141-6226


                          Distributor

                        THE CHAPMAN CO.
                 World Trade Center - Baltimore
               401 East Pratt Street, 28th Floor
                   Baltimore, Maryland  21202
                         (410) 625-9656






                           No    person    is    authorized    to    make    any
representations   in   connection   with  this   offering   other   than   those
included in this Prospectus or in supplemental sales literature issued by the Fund or its Distributor.

                    THE CHAPMAN FUNDS, INC.
                 World Trade Center - Baltimore
               401 East Pratt Street, 28th Floor
                   Baltimore, Maryland 21202
           Telephone:  (410) 625-9656, (800) 752-1013


     STATEMENT OF ADDITIONAL INFORMATION, February 28, 1996

The Chapman Funds, Inc. (the "Company"), is an open-end, diversified management investment company which offers two money market funds. The Chapman US Treasury Money Fund invests in U.S.
Treasury       obligations      and      repurchase       agreements       fully
collateralized by such obligations. The Chapman Institutional Cash Management Fund invests in high quality short-term money market securities, including U.S. Government obligations, bank instruments, commercial paper and repurchase agreements.

This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Company's prospectus dated February 28, 1996 (the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing the Funds' Distributor, The Chapman Co., World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling at (410) 625-9656, (800) 752-1013.






                       Table of Contents

     Investment Program       2         Dividends           10
     Management               3         Taxes
10
     Purchase of Shares       7         Yield
11
     Exchanges           7         Capital Stock            11
     Redemption of Shares          8         Counsel to the
Company        12
     Portfolio Transactions        8         Experts
12
     Net Asset Value               9         Financial Statements
12


                       INVESTMENT PROGRAM

The    following    information    supplements    the    discussion    of    the
investment policies of the Funds found under "Investment Program" in the Prospectus. Except for the investment objectives and policies of The Chapman US Treasury Money Fund and the matters specified under "Investment Limitations" in the Prospectus and the Statement of Additional Information, all matters described herein and in the Prospectus are not fundamental and may be changed without the approval of stockholders.

Additional Information on Investments

     Instruments of U.S. Branches of Foreign Banks

Domestic banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the
Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose obligations may be purchased by The Chapman Institutional Cash Management Fund are insured by the FDIC (although such insurance may not be of benefit to the Fund, depending upon the nature and principal amount of the obligation of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations   of   U.S.   branches   of   foreign   banks   may    be    general
obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by
Federal   and   state   regulation   as   well   as   governmental   action   in
the country in which the foreign bank has its head office. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may or may not be required to: (1) pledge to the regulator, by depositing assets
with   a   designated  bank  within  the  state,  an  amount   of   its   assets
equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of U.S. branches of foreign banks may not necessarily be insured by the FDIC. In addition, less information may be publicly available about a U.S. branch of a foreign bank than about a domestic bank.

     Commercial Paper Ratings

Moody's Investors Service, Inc. ("Moody's") describes its two highest commercial paper ratings as follows: "P-1 - the highest
grade   possessing   greater   relative   strength;   P-2   -   second   highest
grade possessing less relative strength than the highest grade." Standard & Poor's Corporation ("S&P") describes its two highest commercial paper ratings as follows: "A-1 - judged to be the highest investment grade category possessing the highest relative strength; A-2 - investment grade category possessing less relative strength than the highest rating."

If a portfolio security ceases to be a first tier security (either because it no longer has the highest rating from the requisite nationally recognized statistical rating organization or the Board of Directors determines that it is no longer of comparable quality to a first tier security), the security will be disposed of unless it matures within five days or unless the Board of directors determines that other action is in the best interests of the Fund and its shareholders.

Investment Limitations

In     addition    to    the    limitations    described    under    "Investment
Limitations" in the Prospectus, each of the Funds may not:

        (i)    make   short   sales   of   securities,   write   put   or   call
options or purchase securities on margin;

       (ii) underwrite securities of other issuers except to the extent that a Fund's purchase of certain investments from an issuer or an underwriter for the issue and subsequent disposition of such investments in accordance with the Fund's investment program may be deemed an underwriting;

        (iii)        lend   portfolio   securities   except   to   the    extent
that   a   reverse  repurchase  agreement  may  be  deemed   a   loan   of   the
securities which the Fund is obligated to repurchase;

       (iv)   own   more   than  10%  of  the  outstanding   voting   securities
of any issuer;

       (v) purchase or sell real estate or real estate mortgage loans (other than securities secured by real estate or interests in real estate or securities of issuers that invest in real estate or interests in real estate);

        (vi)    purchase   or   sell   commodities   or   commodity    contracts
including futures contracts; or

        (vii)        purchase   securities   of   other   investment   companies
(except    as    part   of   a   merger,   consolidation,   reorganization    or
purchase of assets approved by the Fund's stockholders).

If a percentage limitation set forth in the Prospectus or herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of the limitation.

The investment objectives and policies of The Chapman U.S. Treasury Money Fund and the investment limitations described above and in the Prospectus are fundamental policies and may be changed for a Fund only when permitted by law and approved by the holders of a majority of the Fund's outstanding shares, as described under "Capital Stock."
                           MANAGEMENT

Directors and Officers

The directors and executive officers of the Company are listed below. Directors deemed to be "interested persons" of the Company for purposes of the Investment Company Act of 1940 are indicated by an asterisk.


                                   Principal
                    Positions(s)        Occupations (s)
                    Held with      During
Name and Address         Registrant     Age  Past 5 Years


*Nathan        A. Direct    38  President,    Chief     Executive
Chapman, Jr.        or          Officer and Treasurer since  1986
401 E. Pratt St.,   and         of  The Chapman Co. and President
28th Fl           Presid        and  Chief  Executive Officer  of
Baltimore,          ent         Chapman    Capital    Management,
Maryland 21202                  Inc.,   since  1988.   President,
                                Chairman   of   the   Board    of
                                Directors  and Director  of  DEM,
                                Inc.   (a  closed-end  investment
                                company  managed by the  Advisor)
                                since
                                1995.

James B. Lewis    Direct    48  Chief   Clerk-State  Corporartion
6117 Carousl NW     or          Commission   since  April   1995,
Albuquerque,   NM               Chief  of  Staff, Office  of  the
87120                           Governor from Jan. 1991 to  April
                                1995.     New     Mexico    State
                                Treasurer,   December   1985   to
                                January  1991. County  Treasurer,
                                Bernalillo    County   1982-1985.
                                Director DEM, Inc.

Wilfred Marshall  Direct    60  Director,   Mayor's   office   of
8929 S. Sepulveda   or          Small Business Assistance -  City
Blvd                            of   Los  Angeles  since  October
Suite 405                       1981.     Economic    Development
Los  Angeles,  CA               Representative  U.S.   Department
90045                           of       Commerce,       Economic
                                Development  Administration  1972
                                to October 1981.

Lottie         H. Direct    54  Independent   Consultant,    City
Shackelford         or          Director  of the City  of  Little
1720      Abigail               Rock,  Arkansas,  1978  to  1995,
Street                          the  City  Mayor of Little  Rock,
Little  Rock,  AK               Arkansas, 1987-1989; Vice  Chair,
72201                           Democratic   National  Committee,
                                1989,     Co-Chair,    Democratic
                                National     Committee,     1988.
                                Director DEM, Inc.

*Levi    Watkins, Direct    52  Associate Professor of   Surgery,
Jr., M.D.           or          Johns     Hopkins     University,
2411       Boston               School  of  Medicine since  July,
Street                          1984.
Baltimore,     MD
21224


Ronald A. White   Direct    46  Senior  Partner, Ronald A. White,
1401       Walnut   or          P.C., Director DEM, Inc.
Street
Philadelphia,  PA
19102

Dr.      Benjamin Direct    71  Senior  Vice  President  of   the
Hooks               or          Chapman Company, Since May  1993.
200 Wagner Place                Executive  Director of the  NAACP
Memphis,       TN               from 1977 to April 1993.
38103
*Valerie       A.  Vice-    34  Administrator  of  The    Chapman
Chapman           Presid        Co.     since    March,     1988;
401 E. Pratt St.,   ent         Assistant  to  Vice-President  at
28th Fl                         the   First  National   Bank   of
Baltimore,                      Maryland,  May  1985   to   March
Maryland  21202                 1988;     Secretary   at    Sinai
                                Hospital, July 1983 to May  1985.
                                She  is  married  to  Nathan   A.
                                Chapman, Jr.

Bonnie       Shay Secret    43  Secretary  of  Chapman    Capital
Gillette            ary         Management, Inc. since  1988  and
401 E. Pratt St.,               Secretary  of  The  Chapman   Co.
28th Fl.                        since    February   1987;   Sales
Baltimore,                      Assistant,  Alex. Brown  &  Sons,
Maryland 21202                  Incorporated,   April   1986   to
                                February 1987

Lynn Ballard      Treasu    53  Controller  of  The  Chapman  Co.
401 E. Pratt St.,   rer         since  February, 1988;  Assistant
28th Fl.                        Comptroller  to  the  Art   Litho
Baltimore,                      Company    September   1986    to
Maryland  21202                 February  1988  Account/Secretary
                                with   C.P.I.,  August  1985   to
                                August  1986; Office Manager  and
                                an    Accountant   with    United
                                Automotive Company, June 1980  to
                                August 1985.




Except as otherwise indicated, the address of each director and officer is World Trade Center - Baltimore, 401 E. Pratt Street,
28th Floor, Baltimore, Maryland 21202.

Directors of the Company who are not officers receive from the Company a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company.

Under the Company's charter and Maryland law, directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its directors and officers against liabilities unless it is proven that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the Investment Company Act of 1940 that no director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

Levi Watkins, Jr., M.D. is an interested director of the Company, as defined under the Investment Company Act of 1940, because his brother, Donald Watkins, Esquire, is a member of the Board of Directors of The Chapman Co.

The Advisor

Chapman Capital Management, Inc. acts as the investment advisor and manager for each of the Funds pursuant to an Advisory Agreement dated May 16, 1989. The Advisor has agreed to provide investment management services with respect to each Fund in accordance with its objectives and policies and, subject to the supervision and direction of the Company's Board of Directors, manage the Company's operations.

Unless sooner terminated, the Advisory Agreement will continue in effect until May 16, 1996, and from year to year thereafter if such continuance is approved at least annually by the Company's Board of Directors or by a vote of a majority (as defined under "Capital Stock") of the outstanding shares of each Fund and, in either case, by a majority of the directors who are not parties to the Advisory Agreement or interested persons (as defined in the Investment Company Act of 1940) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Company or the Advisor on 60 days' written notice, and will terminate immediately in the event of its assignment.

The Advisory Agreement provides that the Advisor and other persons who assist the Advisor in providing services to the Funds will not be liable for any mistake in judgment or liability to the Company or its stockholders and the Company will indemnify the Advisor and such other persons against liability incurred by them in providing services to the Funds, except for willful misfeasance, bad faith or gross negligence of the Advisor or such other persons in the performance of duties or reckless disregard of obligations and duties. The Advisory Agreement permits the Advisor to act as investment advisor for others.

The Advisory Agreement provides that if the Advisor ceases to be the Company's investment advisor the Company will change its name to a name which does not include "Chapman" at the Advisor's request. The Advisory Agreement authorizes the Advisor to permit others to use the name "Chapman."

The Advisor receives from each Fund an advisory fee at an annual rate of .5% of each Fund's average daily net assets and an administration fee of .1% of each Fund's average daily net assets. Both fees are calculated daily and paid monthly. For the years ended October 31, 1995, 1994, and 1993 the Advisor received management and administrative fees of $148,368 and $29,674, $101,941 and $20,388, and $157,705 and $31,541
respectively,  from  The  Chapman US Treasury  Money  Fund.   The
Advisor reimbursed expenses above .75% of average daily net assets for the years ended October 31, 1995, 1994, and 1993 amounting to $66,577, $75,473, and $119,394, respectively, for The Chapman US Treasury Money Fund. During fiscal year 1991, the Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity, including subscriptions for purchases of shares, in the Cash Management Fund since that time. However, the Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund prospectus.

The Advisor is a wholly-owned subsidiary of The Chapman Co., the Funds' distributor. The Chapman Co. is the only minority controlled full service securities firm headquartered in Maryland. It has qualified as a minority business enterprise under various state and municipal regulations. Nathan A. Chapman, Jr. owns 63% of the equity and has the right to cast 71% of the votes entitled to be cast by stockholders of The Chapman Co. The Advisor's address is World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

Principal Holders of Securities

On January 31, 1996 the Birmingham Fund owned 36%, City of Philadelphia owned 16%, Maryland Teachers & State Employees Supplemental Retirement Agency owned 8%, the State of Mississippi owned 8%, Bank of New York as Trustee for Prince Georges County owned 7%, and the Alabama State University, Invesco MIM, Howard County, the Wisconsin Housing Economic Development Authority, First National Bank as Trustee for Prince George's County, the City of Baltimore, the State of Maryland, the City of Chicago, the School District of Philadelphia, the Birmingham Retirement and Relief System, the Retirement Plan for the Employees of the Water Works and Sewer

Board of the City of Birmingham, and the Amended and Restated Industrial Water Board Employees' Retirement and Relief Plan owned the remaining shares of the Chapman U.S. Treasury Money Fund. There were no shares of The Chapman Institutional Cash Management Fund outstanding on that date or during the period November 1, 1994 through October 31, 1995.

Distributor

The Chapman Co. acts as exclusive underwriter for the Funds on a best efforts basis. The Chapman Co. sells shares to investors without a sales charge. It pays for the expense of preparing and printing sales literature for the Company and the cost of printing prospectuses for prospective stockholders. It receives no commissions or expenses from the Company. It may pay commissions to its sales representatives or to other broker-dealers for sales of Fund shares.

Custodian

United Missouri Bank, KC, 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Funds. Under the Custody Agreement, the Bank has agreed to: (i) maintain a separate account or accounts in the name of each of the Funds; (ii) receive, hold and deliver portfolio securities for the account of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and
(v) make periodic reports to the Board of Directors concerning the Funds' operations.

Transfer Agent

Chapman Capital Management, Inc., 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, serves as transfer agent and dividend paying agent pursuant to a Shareholder Services Agreement. Under the Agreement, the Transfer Agent has agreed to: (1) purchase and redeem shares of the Funds for stockholders;
(2) maintain stockholder accounts; (3) distribute dividends in accordance with stockholder elections; (4) transmit communications by the Company to its stockholders of record, including reports to stockholders and proxy materials for meetings of stockholders, and (5) make periodic reports to the Company. For its services under the Agreement, the Transfer Agent will be compensated $18.00 per account, with a monthly minimum of $1,500.00 per Fund excluding out-of-pocket expenses.

Certain Expense Limitations

If expenses borne by any Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Advisor will reimburse the Company for any such excess to the extent required by such regulations. Reimbursement would be made no less frequently than the payment of fees to the Advisor.


                       PURCHASE OF SHARES

Shares of each Fund may be purchased by telephone and bank wire and by mail as described in the Prospectus.

Each Fund's shares are sold at the net asset value per share of the Fund next determined after an order is accepted by Chapman Capital Management, Inc. (the "Transfer Agent") and federal funds are received by the Transfer Agent. Stockholders begin earning dividends on the day following the day on which the purchase  order  for the shares is effective; provided,  however, that  if  the  investor notifies the Fund by 12:00 p.m.  (Eastern
Time) of its intention to wire payment and such wire payment is received by the Transfer Agent by 4:00 p.m. (Eastern Time) the same day, stockholders begin earning dividends on the same day the shares are purchased. Payments transmitted by check will normally be converted to federal funds by the Transfer Agent, as agent for the investor, within one business day for checks drawn on a member bank of the Federal Reserve System, at which time the purchase would normally become effective. It will take longer for most other checks. All checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. If purchases are made by check, redemption of such shares will not be effective, and the redemption proceeds will not be available, until the check has cleared, which may take up to 15 days. Shares will continue to accrue dividends during this period.

                            EXCHANGES

Shares of one Fund may be exchanged at net asset value for shares of the other Fund without charge. An exchange may be made by telephone as set forth in the Prospectus. An exchange may also be made by mail and must be made by mail if a new account must be opened or the accounts are not identically registered.

An  exchange  may be made by letter to The Chapman Funds  at  the address set forth on the cover page of the Prospectus. The letter should be addressed to the Fund whose shares are being exchanged and should include names and numbers for both accounts and the amount being exchanged. The letter must be signed by all registered owners. If the accounts are not identically registered, the signatures must be guaranteed. If a shareholder does not have an account with each Fund, the letter must be accompanied by an Application.

An exchange of shares will be effected at the net asset value per share of each Fund next determined after receipt by the Transfer Agent of a request for exchange in proper form, including all stock certificates, stock powers, appropriate signatures, signature guarantees and other documentation as may be required by the Transfer Agent.

                      REDEMPTION OF SHARES

Shares of each Fund may be redeemed by telephone or wire as described in the Prospectus. Shares may also be redeemed by mail, and must be redeemed by mail, if the proceeds are to be sent to anyone other than the stockholder or to any bank account or address not specified in the Application.

Written requests for redemption must be signed by the registered stockholder. If the proceeds are paid to anyone other than the registered stockholder or sent to any address other than the stockholder's registered address or pre-designated bank account, signatures must be guaranteed.

The Transfer Agent will wire the redemption proceeds to a bank account at a commercial bank designated by the stockholder in the redemption request, if the stockholder so requests, or will mail a check to the address specified in the redemption request, if any required signature guarantee is provided.

Signature guarantees must be by a national bank, a state bank or trust company or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchanges. Signature guarantees by a savings bank, savings and loan association or notary public are not acceptable.

All requests for redemption should be sent to The Chapman Funds at the address set forth on the cover page of the Prospectus.

For  redemption  requests received prior to 12:00  p.m.  (Eastern
Time) on any business day, the redemption proceeds normally will be available for payment to the shareholder on the same day. For redemption requests received after 12:00 p.m. (Eastern Time), redemption proceeds normally will be available for payment to the shareholder on such next business day.

The Funds will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of a redemption request in proper form. The Funds reserve the right to suspend redemptions or postpone the day of payment for more than seven days in any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), or when trading on that Exchange is restricted or any emergency exists, as determined by the Securities and Exchange Commission, which may make disposal of investments or determination of net asset value not reasonably practicable, or for such other periods as the Commission by order may permit for the protection of investors.

If payment for shares is made by check, the Funds will not effect redemptions and redemption proceeds will not be available until the check has cleared, which may take up to 15 days. This provision will apply to certified and cashier's checks. Shares will continue to accrue dividends during this period.



                     PORTFOLIO TRANSACTIONS

The Advisor is responsible for decisions to buy or sell securities and the selection of broker-dealers for the Funds subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market maker or may be purchased in broker's transactions. If securities are sold prior to maturity, they may be sold directly to an issuer or dealer or in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

The Company's policy for placing orders for purchases and sales of securities for the Funds is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

The Chapman Co. may effect brokerage transactions for the Funds when it is able to provide a net price and execution at least as favorable to the Funds as those determined to be available from unaffiliated brokers or dealers. The commissions paid to The Chapman Co. on transactions for the Funds may not exceed those charged by The Chapman Co. to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the Securities and Exchange Commission. The Board of Directors of the Company has adopted procedures, which it will review annually, intended to ensure compliance with these limitations. The procedures require that The Chapman Co. report each transaction to the Company and that the Board of Directors determine at least quarterly that all transactions effected by The Chapman Co. have been effected in accordance with the procedures.

When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Funds or the Advisor. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit the Advisor in the management of accounts of other clients and may not benefit the Funds directly. While such services are useful and important in supplementing its own research, the Advisor believes the value of such services is not determinable and does not significantly reduce its expenses. The fees payable to the Advisor will not be reduced by the value of such services.

The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may invest and may have relationships with the issuers of securities purchased by a Fund.

Investment  decisions for each Fund are made independently   from
those for other accounts advised by the Advisor.

The  Advisor's  other  accounts  may  also  invest  in  the  same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and the other Fund or account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other Fund or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund. To the extent permitted by law, the securities to be sold or purchased for a Fund may be aggregated with those to be sold or purchased for the other Fund or accounts in order to obtain best execution.


                         NET ASSET VALUE

The net asset value of shares of each of the Funds is determined each day as of the close of trading on the New York Stock Exchange, presently 4:00 p.m. The New York Stock Exchange is scheduled to be open Monday through Friday except for certain Federal and other holidays. Currently, those days include: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

As indicated under "Net Asset Value" in the Prospectus, the amortized cost method is used to determine the value of each Fund's portfolio securities pursuant to Rule 2a-7 under the Investment Company Act of 1940. The amortized cost method involves valuing a security at its cost initially and thereafter amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the security were sold. During such periods, the yield to investors in a Fund may differ somewhat from that obtained in a similar entity which uses market value to value its portfolio instruments.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in U.S. dollar denominated instruments that the Company's Board of Directors determines present minimal credit risks, and which are eligible securities (as defined in Rule 2a-7) at the time of acquisition. In addition, The Chapman Institutional Cash Management Fund will invest at least 95% of its total assets in eligible securities which are rated in the highest rating category for short-term debt obligations as provided in Rule 2a-7, and will not invest more than 5% of its total assets in securities (other than U.S. Government securities) issued by any one issuer. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1. Such procedures include review of each Fund's portfolio holdings by the Board of Directors at appropriate intervals to determine whether each Fund's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing stockholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                            DIVIDENDS

Daily dividends declared by each Fund include net investment income and net realized short-term capital gain or loss. Net investment income consists of interest accrued and discount earned on each Fund's securities (including original issue and market discount) less amortization of market premium on securities and accrued expenses of the Fund. It is not expected that either Fund will realize net long-term capital gains or losses. As stated in the Prospectus, it is intended that each Fund will maintain a net asset value per share at $1.

As a result of a significant expense or realized or unrealized loss incurred by a Fund, it is possible that the Fund's net asset value per share may fall below $1. Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of the Fund for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy with respect to the Fund or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund. Such expense or loss may result in a stockholder's receiving no dividends for the period in which it holds shares of the Fund and in its receiving upon redemption a price per share lower than that which it paid.

                              TAXES

Qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that each Fund (a) derive at least 90% of its gross income from interest, payments with respect to securities, loans and gains from the sale or other disposition of or other income derived with respect to its business of investing in securities; (b) derive less than 30% of its gross income from the sale or other disposition of securities held for less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

                              YIELD

The Company makes available yield quotations based upon the seven-day period ended on the date of calculation for each Fund. In arriving at such quotations, the Company first determines the net change during the period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period (such net change being inclusive of the value of any additional shares issued in connection with distributions of net income as well as net income accrued on both the original share and any such additional shares but exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation), then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

In addition, the Company may make available for the Funds "effective yield" quotations, computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Yield quotations are based on historical earnings and are not intended to indicate future performance.

                          CAPITAL STOCK

For additional information as to the organization and capital stock of the Company, see "Other Information" in the Prospectus.

As used in the Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting both of the Funds means the vote of the lesser of (i)
67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting a particular Fund (for example, approval of an investment advisory contract), means the vote of the lesser of
(i) 67% of the shares of that Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of that Fund. Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In determining a Fund's net asset value, each Fund is charged with the direct expenses of that Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Funds at the time of allocation.

In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.

Subject to the provisions of the Company's Articles of Incorporation, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Fund are conclusive.

Stockholders of the Company are not entitled to any preemptive or conversion rights.

                     COUNSEL TO THE COMPANY

The validity of the Company's shares will be passed upon for the Company by Venable, Baetjer and Howard, LLP, Baltimore, Maryland.
Venable, Baetjer and Howard, LLP also acts as counsel to the Advisor and the Distributor.


                             EXPERTS

Ernst & Young LLP, One North Charles Street, Baltimore, Maryland 21201, serves as the Company's independent auditors. Ernst & Young LLP will provide audit services, tax advice and assistance in connection with filings with the Securities and Exchange Commission.

The financial statements and financial highlights of the Funds appearing or incorporated by reference in the Company's Prospectus, this Statement of Additional Information and the Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their report thereon also appearing elsewhere herein and in the Registration Statement or incorporated by reference. Such financial statements have been included herein or incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                      FINANCIAL STATEMENTS

The financial statements of each of the Funds for the year ended October 31, 1995 and the Report of Independent Auditors are set forth in the Company's 1995 Annual Report to Stockholders and are incorporated herein by reference. Also see financial highlights on page 3 of the Company's Prospectus.

                   PART C.  OTHER INFORMATION

Item 24.  Financial Statement and Exhibits.
     (a)  Financial Statements:
          See Registrant's 1995 Annual Report to
          Stockholders previously filed and the Prospectus, Page 3.
     (b)  Exhibits:


          Exhibit
          Number         Description


          1         Articles of Incorporation of the
                    Registrant (previously filed)

          2         By-laws of the Registrant
                    (previously filed)

          4         Form of Stock Certificate
                    (previously filed)

          5         Form of Advisory and Administrative
                    Services Agreement between the
                    Registrant and Chapman Capital
                    Management, Inc. (previously filed)

          6         Form of Distribution Agreement
                    between the Registrant and the
                    Chapman Co. (previously filed)

          8         Custodian Agreement between the
                    Registrant and United Missouri
                    Bank KC (filed herewith)

          9         Shareholder Services Agreement
                    between the Registrant and Chapman
                    Capital Management, Inc. (filed herewith)

          10        Opinion and consent of Venable,
                    Baetjer and Howard (previously
                    filed)

            11         Consent  of  independent  auditors  (filed
herewith)

          12        Financial Statements (See Item 24(a) above)

          13        Power of Attorney (filed herewith)

Item  25. Persons Controlled by or under Common Control with  the
Registrant.

On January 31, 1996 the Birmingham Fund owned 36%, City of Philadelphia owned 16%, Maryland Teachers & State Employees Supplemental Retirement Agency owned 8%, the State of Mississippi owned 8%, Bank of New York as Trustee for Prince Georges County
owned 7%, and the Alabama State University, Invesco MIM, Howard County, the Wisconsin Housing Economic Development Authority, First National Bank as Trustee for Prince George's County, the City of Baltimore, the State of Maryland, the City of Chicago, the School District of Philadelphia, the Birmingham Retirement and Relief System, the Retirement Plan for the Employees of the Water Works and Sewer Board of the City of Birmingham, and the Amended and Restated Industrial Water Board Employees' Retirement and Relief Plan owned the remaining shares of the Chapman U.S. Treasury Money Fund. There were no shares of The Chapman Institutional Cash Management Fund outstanding on that date or during the period November 1, 1994 through October 31, 1995.

Item 26. Number of Holders of Securities.


                         Number of Record
     Title of Class           Holders
     The Chapman US
     Treasury Money Fund      17
     Common Stock

     The Chapman
     Institutional Cash
     Management Fund               0
     Common Stock


Item 27. Indemnification.

Reference is made to Article VII of the Registrant's Articles of Incorporation, Article IV of the Registrant's By-laws, Section 7 of the Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. and Section 4 of the Distribution Agreement between the Registrant and The Chapman Co., which provide for indemnification or limitation of the liability of directors and officers, the advisor, the principal underwriter and affiliates of the Registrant.

The Registrant has to obtained director's and officer's liability insurance  which  will  insure  directors  and  officers  of  the
Registrant   against   liability  to  the  Registrant   and   its
stockholders.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions,or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is,therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director,officer or controlling person of the

Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisor.

Name and Position
with Investment Advisor       Other Business

Nathan  A.  Chapman,  Jr.        President  and  Chief  Executive
Officer,
Director  and  Chairman         The Chapman Co., 401  East  Pratt
Street,
of the Board             28th Floor, Baltimore, Maryland 21202,
President                February 1987 to Present.  Investment
                    Representative, Alex. Brown & Sons, Inc.
                    March 1982 to February 1987

Bonnie  Shay  Gillette          Secretary, The Chapman  Co.,  401
East Pratt
Secretary                Street, 28th Floor, Baltimore, Maryland
                    21202, February 1987 to Present.  Sales
                    Assistant, Alex. Brown & Sons
                    Incorporated, April 1986 to February
                    1987

M. Lynn Ballard               Financial Officer, The Chapman Co.,
May
Treasurer           1988 to present.  Assistant Controller,
                    Art Litho Co., September 1986 to
                    February 1988.

Samuel C. Gardener       Attorney, Bell and Gardner, P.C.
Director

Theron Stokes            Attorney, Alabama Education Association.
Director

Alan J. Wade             Attorney, Heiskell, Donelson, Bearman,
Director                 Adams, Williams & Kirsch.

Item 29. Principal Underwriter.

      (a) The Chapman Co. does not currently act as principal underwriter or exclusive distributor for any other investment company, other than DEM, Inc.

     (b)  Directors and Officers

                      Positions and Offices

Name and Principal            With                With
Business           Address                            Underwriter
Registrant

Nathan       A.      Chapman,      Jr.                  Director,
Director,
The        Chapman        Co.                           President
President
401 East Pratt Street              Chief Executive
28th Floor                    Officer, Treasurer
Baltimore, MD 21202

Donald V. Watkins, Esquire    Director       None
Watkins, Carter & Knight
1120 South Court Street
Montgomery, AL  36104

Bonnie        Shay        Gillette                      Secretary
Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202

Earl U. Bravo, Sr.                 Director                 None
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, Maryland  21202
     (c)  Not applicable.

Item 30. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Chapman Capital Management, Inc., 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

Not applicable.

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment No. 9 and amendment No. 11 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on February 28, 1996. The undersigned hereby certifies that the within post-effective amendment No. 10 and amendment No. 11 meet all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 promulgated under the Securities Act of 1933.

                              THE CHAPMAN FUNDS, INC.



                                 By:    __/Nathan   A.   Chapman,
Jr./______________
                                Nathan A. Chapman,Jr.
                                President

      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 9 to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                Date


____/Nathan  A. Chapman, Jr./_____       Director  and  President
February 28, 1996
Nathan A. Chapman, Jr.             (principal executive officer)


____/Lynn   Ballard/____________           Treasurer   (principal
February 28, 1996
Lynn Ballard                  financial and accounting officer)

Each of the Directors:
      Nathan  A.  Chapman, Jr., Levi Watkins, Jr.,  Dr.  Benjamin
Hooks, and Wilfred Marshall.



          By:      ____/Nathan     A.     Chapman,     Jr./______
February 28, 1996
    Nathan A. Chapman, Jr.
    as Attorney-in-Fact

                            Exhibits

Exhibit                    Page #


11   Consent of independent auditor.         37


                                                       Exhibit 11











          CONSENT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


We consent to the reference to our firm under the captions " Financial Highlights" in the Prospectus and "Experts" and "Financial Statements" in the Statement of Additional Information and to the incorporation by reference in this Post-Effective Amendment Number 9 to Registration Statement Number 33-25716 (Form N1-A) of our report dated November 10, 1995, on the financial statements and financial highlights of the Chapman Funds, Inc. for the year ended October 31,1995, included in the 1995 Annual Report to Shareholders.



Baltimore, Maryland
February 27, 1996

                                                       Exhibit 13


                        POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, THE CHAPMAN FUNDS, INC., a corporation organized under the laws of the State of Maryland ( the "Corporation"), and certain directors and officers of the Corporation, do hereby constitute and appoint NATHAN A. CHAPMAN, JR. his true and lawful attorney to take any and all action and execute any and all instruments which said attorney and agent may deem necessary or advisable to enable the Corporation to sign any and all amendments or supplements (including post effective amendments) to the Registration Statement (Registration No. 33-25716) filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and to any instruments or documents filed or to be filed as part of or in connection with such Registration Statement; and each of the undersigned hereby ratifies and confirms all that said attorney and agent shall do or cause to be done by virtue thereof.

     IN WITNESS WHEREOF, the Corporation has caused these presents to be signed by its President and the same attested by its Secretary, each thereunto duly authorized by its Board of Directors, and each of the undersigned has hereunto set his hand and seal as the day set opposite his name.



                              THE CHAPMAN FUNDS, INC.


                         By:
                              President



(CORPORATE SEAL)




ATTEST:



Secretary

     /Nathan A. Chapman, Jr./           Director and President
Nathan A. Chapman, Jr.                  (Principal Executive
Officer)



     /Lynn Ballard/                Treasurer (Principal Financial
&
Lynn Ballard                       Accounting Officer)



     /Wilfred Marshall/            Director
Wilfred Marshall



                              Director
James Lewis



                              Director
Lottie Shakelford



     /Levi Watkins, Jr./           Director
Levi Watkins, Jr.



                              Director
Ronald White



     /Benjamin Hooks/              Director
Benjamin Hooks